Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Use of estimates
Use of estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods. Estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual of research and development expenses and the valuation of stock-based awards. On an ongoing basis, management evaluates its estimates, including those related to accrued liabilities and stock-based compensation expense. Actual results could differ from the Company’s estimates.

Cash and cash equivalents
Cash and cash equivalents:
The Company considers all short-term, highly liquid investments with original maturities of 90 days or less at acquisition date to be cash equivalents. Cash equivalents, which consist of money market accounts, are stated at fair value.

Restricted cash
Restricted cash:
Restricted cash consists of two savings accounts. One is required as collateral for the business credit cards which remains restricted until the contract is terminated and the obligation is paid in full. The second is a security deposit for an office lease in Larkspur, California and remains in place until the lease ends in 2026.

Concentration of credit risk and significant customers
Concentration of credit risk and significant customers:
Cash and cash equivalents are the primary exposure for the Company to concentrations of credit risk. Periodically, the Company maintains deposits in government insured financial institutions in excess of government insured limits. The Company deposits its cash in financial institutions that it believes are financially sound and have not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
For the years ended December 31, 2021 and 2020, a single customer comprised 65.4% and 97.8% of the Company’s revenue, respectively (see Note 3).

Fair value of financial instruments
Fair value of financial instruments:
The Company’s financial
instru
ments consist of cash equivalents, accounts payable, accrued expenses, a corporate bond, note payable and preferred shares. The carrying amount of accounts payable and accrued expenses are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments. The Company’s cash equivalents are carried at fair value, determined according to the fair value hierarchy described below (see Note 10).
The Company follows the guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820,
Fair Value Measurements and Disclosures,
or ASC 820, which defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1:	Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3:	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level I to Level 2 or Level 2 to Level 3.

Property and equipment
Property and equipment:
Property and equipment is stated at cost less accumulated depreciation and any accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets:

Furniture and fixtures	5-7 years
Computer equipment and software	3 years
Office equipment	3 years
Leasehold improvements	3-7 years (Or remaining term of the lease, if shorter)
Internal-use software	2-5 years
Depreciation methods, useful lives and residual values are reviewed at least annually and adjusted, if appropriate.

Impairment of long-lived assets
Impairment of long-lived assets:
The Company periodically reviews the carrying amount of long-lived assets which consist of property and equipment, to determine whether current events or circumstances indicate that such carrying amounts may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group, based on discounted cash flows. Management judgment is necessary to estimate the fair value of asset groups. Accordingly, actual results could vary significantly from such estimates. The Company has not identified any circumstances that would warrant an impairment charge for any long-lived assets on the consolidated balance sheet at December 31, 2021 or 2020.

Internal-use software development costs
Internal-use
software development costs
: With respect to the Company’s software products sold under subscription arrangements with customers, costs incurred in the preliminary design and development stages of a project are expensed as incurred in accordance with
FASB ASC 350-40, Internal-Use
Software. Once a project has reached the application development stage and it is probable that the software will be completed for its intended function, certain internal, external, direct and indirect costs may be subject to capitalization. Generally, costs are capitalized until the technology is available for its intended use. Subsequent costs incurred for the development of future upgrades and enhancements, which are expected to result in additional functionality, follow the same protocol for capitalization. Capitalized software development costs are recorded in property and equipment on the Company’s consolidated balance sheets.

Deferred revenue
Deferred revenue:
Deferred revenue represents payment received in advance of revenue being earned and is comprised of fees received in advance of the delivery or completion of the services and amounts received in instances when revenue recognition criteria have not been met. Deferred revenue associated with upfront payments for a subscription to the Company’s FDA-cleared video game product is amortized ratably over the subscription period.

Deferred rent
Deferred rent:
Deferred rent includes lease incentives paid by the Company’s landlord to fund a portion of leasehold improvements at the Company’s offices. Such deferred rent liability is amortized as a credit to rent expense in the statement of operations over the term of the lease. Deferred rent also consists of the difference between cash payments and the recognition of rent expense on a straight-line basis over the life of the lease.

Redeemable convertible preferred stock
Redeemable convertible preferred stock:
In accordance with the U.S. Securities and Exchange Commission (“SEC”) guidance within ASC Topic 480,
Distinguishing Liabilities from Equity: Classification and Measurement of Redeemable Securities
, the Company classifies the redeemable convertible preferred stock outside of permanent equity because the redeemable convertible preferred stock contains a redemption feature which is contingent upon certain change of control events, the occurrence of which is not solely within the control of the Company. These contingent events are not considered probable of occurring as of December 31, 2021 for Series
A-1,
Series
A-2,
Series B, and Series C and as such the Company does not accrete the redeemable convertible preferred stock to its redemption value. Because of the existence of a stated redemption feature based on the passage of time, the Company has elected an accounting policy to measure the Series D redeemable convertible preferred stock at current redemption value (see Note 8).

Investments
Investments:
The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. All investments in marketable securities are classified as available for sale.
Available-for-sale
securities are reported at fair value, with temporary unrealized gains and losses excluded from earnings and reported as a separate component of stockholders’ equity, while other-than-temporary gains or losses are included in earnings. The cost of securities sold is determined on a specific identification basis, and realized gains and losses are included in other income (expense) within the condensed consolidated statements of operations and comprehensive loss.

Revenue from Contracts with Customers
Revenue from Contracts with Customers:
The following table presents the Company’s revenue by type:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Product revenue	$64	$37	$130	$66
Collaboration revenue	$—	$68	—	156

Total	$64	$105	$130	$222

As
of June 30, 2022, the Company has a contract liability related to product revenue, which consists of amounts that have been paid but have not been
recognized as revenue. All amounts are expected to be recognized as revenue within 12 months of the balance sheet date and are classified as current deferred revenue. The Company recognized $51 of product revenue, in the six months ended June 30, 2022, that was previously included in the December 31, 2021 deferred revenue balance.

Contract Liabilities	Product

Balance at December 31, 2021	$96
Revenue recognized	(130)
Revenue deferred	143

Balance at June 30, 2022	$109

Revenue from Contracts with Customers:
The Company accounts for revenue recognition in accordance with ASC Topic 606,
 Revenue from Contracts with Customers
 (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.
The Company only applies the five-step analysis to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract, determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
The Company generates product revenue from contracts with caregivers and patients (“Clients”) who purchase three-month subscriptions to access the Company’s FDA-cleared video game. Clients are billed in advance for the entire subscription term. Along with the subscription to the video game product, the Clients also receive reporting metrics and technical support services. The subscription to the video game product, reporting metrics and technical support services are combined as a single stand-ready performance obligation because while the components are separate performance obligations, they have the same method and pattern of recognition. Accordingly, the purchase consideration is recognized ratably on an over time basis over the subscription period which begins once the access code is inputted into the game by the Client and game play has started.
The Company has generated revenue from a collaboration agreement with Shionogi. The consideration allocated to each performance obligation is recognized as revenue when control is transferred for the related goods or services. For performance obligations that consist of licenses and other promises, the Company applies judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition. The Company has determined that the licenses and other promises under the Collaboration Agreement are a single combined performance obligation satisfied over time. The Company must select a single measure of progress that best depicts the Company’s measurement of progress.
ASC 606-10-26-33 states
that appropriate methods of measuring progress include output methods and input methods and notes that an entity should consider the nature of the good or service that the entity promised to transfer to the customer in determining the appropriate method for measuring progress. Since activities performed to research and validate one phase may be useful in researching and validating subsequent phases, the Company believes that an input method, which tracks the Company’s efforts required to perform the contracted activities during the contract term, is more representationally faithful than an output method, which might track the agreed upon deliverables that are not similar to one another.
The following table presents the Company’s revenue by type:

	Years Ended December 31,
	2021	2020
Product revenue	$186	$12
Collaboration revenue	352	3,927

Total	$538	$3,939

The Company has a contract liability related to product and collaboration revenue, which consists of amounts that have been paid but have not been recognized as revenue. All amounts are expected to be recognized as revenue within 12 months of the balance sheet date and are classified as current deferred revenue. The Company recognized $17 and $352 of product and collaboration revenue, respectively, in the year ended December 31, 2021, that was previously included in the December 31, 2020 deferred revenue balance.

Contract Liabilities	Product	Collaboration
Balance at December 31, 2019	$—	$3,819
Revenue recognized	(12)	(3,928)
Revenue deferred	29	461

Balance at December 31, 2020	17	352
Revenue recognized	(186)	(352)
Revenue deferred	265	—

Balance at December 31, 2021	$96	$—

If an arrangement includes development and regulatory milestone payments or royalties, the Company evaluates whether the milestones or royalties are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone or royalty value is included in the transaction price. Payments that are not within the Company’s control or the licensee’s control, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. As the sales based royalties relate to a license of intellectual property, the Company recognizes revenue at the later of (i) when the related sales occur or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied.

Cost of revenue
Cost of revenue:
Cost of revenue includes pharmacy dispense fees, personnel and related costs, third party contractor expenses, royalties, and software subscriptions related to our product and hosting fees.

Research and development costs
Research and development costs:
Research and development costs are expensed as incurred. Research and development costs include personnel and related costs, consulting costs, external contract research and development expenses, as well as depreciation and utilities. The Company has several agreements with non-related
entities to conduct research on behalf of the Company. The expenses incurred associated with these agreements are expensed as incurred within research and development costs.

Leases
Leases:
The Company determines whether a contract is, or contains, a lease at inception. The Company classifies each of its leases as operating or financing considering factors such as the length of the lease term, the present value of the lease payments, the nature of the asset being leased, and the potential for ownership of the asset to transfer during the lease term. Leases with terms greater than one-year
are recognized on the consolidated balance sheets as
right-of-use
assets and lease liabilities and are measured at the present value of the fixed payments due over the expected lease term less the present value of any incentives, rebates or abatements we expect to receive from the lessor. Options to extend a lease are included in the expected lease term if exercise of the option is deemed reasonably certain. Costs determined to be variable and not based on an index or rate are not included in the measurement of the lease liability and are expensed as incurred. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilized the appropriate incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis an amount equal to the lease payments over a similar term and in a similar economic environment. To estimate our incremental borrowing rate, a credit rating applicable to the Company is estimated using a synthetic credit rating analysis since it does not currently have a rating agency-based credit rating. The Company records expense to recognize fixed lease payments on a straight-line basis over the expected lease term. The Company has elected the practical expedient not to separate lease and non-lease
components for real estate leases.

Advertising
Advertising:
The Company expenses advertising costs as incurred. Advertising expenses were $1,845 and $5,937 during the three and six months ended June 30, 2022. Advertising expenses were $2,847 and $2,867 during the three and six months ended June 30 2021.
Advertising: The Company expenses advertising costs as incurred. Advertising expenses were $12,889 and $6 during the years ended December 31, 2021 and 2020, respectively.
Accounting for stock-based compensation
Accounting for stock-based compensation:
The Company measures all stock options granted to employees and directors based on the fair value on the date of the grant and recognizes compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective award. Generally, the Company issues stock options with only service-based vesting conditions and records the expense for these awards using the straight-line method.
The Company classifies stock-based compensation expense in its consolidated statement of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.
The Company recognizes adjustments to stock compensation expense for forfeitures as they occur. The fair value of each stock option grant is estimated on the date of grant using the Black- Scholes option-pricing model.

Income taxes
Income taxes:
Deferred tax assets and liabilities are recognized based on temporary differences between the financial reporting and income tax basis of assets and liabilities using rates anticipated to be in effect when such temporary differences reverse. A change in tax rates is recognized in income in the period of the enactment date. A valuation allowance against net deferred tax assets is required if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company also assesses the probability that the positions taken or expected to be taken in its income tax returns will be sustained by taxing authorities. A “more likely than not” (more than 50%) recognition threshold must be met before a tax benefit can be recognized. Tax positions that are more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position, are reflected in the Company’s consolidated financial statements. Tax positions are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The difference between the benefit recognized for a position and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. Potential interest and penalties associated with such uncertain tax positions are recorded as a component of income tax expense.

Comprehensive Loss
Comprehensive Loss:
Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. The Company’s comprehensive net loss equals the reported net loss for all periods presented.

Net Loss Per Share
Net Loss Per Share:
The Company follows the
two-class
method when computing net loss per share, or EPS, as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of common stock equivalents.
The Company’s convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to such participating securities. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2021 and 2020.

Segment and Geographic Information
Segment and Geographic Information:
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer, or CEO. The Company views its operations as and manages its business in one operating segment operating exclusively in the United States.

Emerging Growth Company Status
Emerging Growth Company Status:
The Jumpstart Our Business Startups Act of 2012 permits an emerging growth company, or EGC, such as Akili to take advantage of an extended transition period to comply with the new or revised accounting standards applicable to public companies until those standards would otherwise apply to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC, which means that when a standard is issued or revised, it has different applications for public or private companies, the Company will adopt the new or revised standard at the time private companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elect to
“opt-out”
of such extended transition period or (ii) no longer qualify as an EGC.

Recently adopted accounting pronouncements
Recently adopted accounting pronouncements:
In February 2016, the FASB issued ASU
No. 2016-02
(“ASU
2016-02”),
Leases
(Topic 842) as amended by ASU
2019-10
and ASU
2020-05,
which supersedes the guidance in former ASC Topic 840,
Leases
. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less are not impacted by the new guidance.
The Company adopted this guidance, effective January 1, 2022, using the modified retrospective method as of the date of adoption such that prior periods will not be restated. The Company elected a package of practical expedients, under which an entity need not reassess whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases, or initial direct costs for any existing leases. Additional disclosures related to accounting for leases under this new standard are included in Note 5. The adoption incrementally increased the Company’s assets and liabilities by the right-of-use
asset and lease liabilities. As the leases do not provide an implicit rate, the Company’s incremental borrowing rate was determined based on the information available at the date of adoption to measure its lease liability. The adoption did not have a material impact on the Company’s condensed consolidated statement of operations and comprehensive loss and did not require a cumulative adjustment to accumulated deficit on its condensed consolidated statement of stockholders’ equity as of June 30, 2022.

Recently adopted accounting pronouncements:
In November 2018, the FASB issued ASU
2018-18,
Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606
. ASU
2018-18
provides guidance on how to assess whether certain transactions between collaborative participants should be accounted for in accordance with the guidance in ASC 606, Revenue from Contracts with Customers. The Company adopted this guidance, effective January 1, 2021. Its adoption did not have a material effect on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes
(Topic 740): Simplifying the Accounting for Income Taxes
(“ASU
2019-12”).
ASU
2019-12
is intended to simplify various areas related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The Company adopted this guidance, effective January 1, 2021. Its adoption did not have a material effect on the Company’s consolidated financial statements.

Recently issued accounting pronouncements
Recently issued accounting pronouncements:
In June 2016, the FASB issued ASU
No. 2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
as amended by ASU
2019-10.
ASU
2016-13
will change how companies account for credit losses for most financial assets and certain other instruments. For trade receivables, loans and held-to-maturity
debt securities, companies will be required to recognize an allowance for credit losses rather than reducing the carrying value of the asset. ASU
2016-13
is effective for the Company for the annual reporting period beginning January 1, 2023. The Company is currently evaluating the potential impact this standard may have on its consolidated financial statements and results of operations.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes-Simplifying the Accounting for Income Taxes.
ASU
2019-12
eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This standard is effective for annual reporting periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. The Company is currently evaluating the potential impact that ASU
2019-12
will have on its consolidated financial statements and related disclosures; however, it does not expect the impact to be material.

Recently issued accounting pronouncements:
In February 2016, the FASB issued ASU
No. 2016-02
(“ASU
2016-02”),
 Leases
(Topic 842) as amended by ASU
2019-10
and ASU
2020-05, which
supersedes the guidance in former ASC Topic 840,
Leases
. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. This standard is effective for the Company for the annual reporting period beginning January 1, 2022. Early adoption is permitted. The ASU is expected to impact the Company’s financial statements as the Company has certain operating lease arrangements for which the Company is the lessee. Management is currently evaluating the impact the adoption of this standard will have on the Company’s financial position and results of operations.
In June 2016, the FASB issued ASU No.
2016-13,
 Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
as amended by ASU
2019-10.
ASU
2016-13
will change how companies account for credit losses for most financial assets and certain other instruments. For trade receivables, loans and held-to-maturity
debt securities, companies will be required to recognize an allowance for credit losses rather than reducing the carrying value of the asset. ASU
2016-13
is effective for the Company for the annual reporting period beginning January 1, 2023. The Company is currently evaluating the potential impact this standard may have on its consolidated financial statements and results of operations.